Token Enabled Shares [Member] Performance Management - Token-Enabled Shares - UBS Select 100% US Treasury Institutional Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/return bar chart and table
Performance Narrative [Text Block]
The performance information that follows shows the fund’s performance information in a bar chart and an average annual total returns table for Institutional Shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Token-Enabled Shares of the fund as Token-Enabled Shares have not completed a full calendar year of operations as of the date of this prospectus. Although Token-Enabled Shares are invested in the same portfolio of securities as Institutional Shares, returns for Token-Enabled Shares will differ from Institutional Shares to the extent that there may be any differing expenses of the classes.
The information provides some indication of the risks of investing in the fund by showing the fund’s performance over its first calendar year of operations. The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing the fund’s performance over its first calendar year of operations.
Performance One Year or Less [Text]	There is no performance information quoted for Token-Enabled Shares of the fund as Token-Enabled Shares have not completed a full calendar year of operations as of the date of this prospectus.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance information that follows shows the fund’s performance information in a bar chart and an average annual total returns table for Institutional Shares of the fund, which is not offered in this prospectus.
Bar Chart [Heading]	UBS Select 100% US Treasury Institutional Fund Annual total return of Institutional Shares (2025 was the fund’s first full calendar year of operations)
Bar Chart Closing [Text Block]
Total return January 1 to June 30, 2026: 1.75%
Best quarter during year shown—3Q 2025: 1.03%
Worst quarter during year shown—4Q 2025: 0.94%
Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1‑888‑793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Performance Table Heading	Average annual total returns of Institutional Shares (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	https://www.ubs.com/usmoneymarketfunds
Performance Availability Phone [Text]	1‑888‑793 8637
Institutional Shares For Participants
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	1.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	1.03%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	0.94%
Lowest Quarterly Return, Date	Dec. 31, 2025